Bank Loans and Notes Payables - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value at December 31, 2016	$ 83,360		$ 88,909
Cash flow payments	(15,957)	$ (813)	(13,109)	$ (4,948)
Cash flow Proceeds	15,426	$ 786	12,488	8,040
Non-cash flows liability offset	(2,036)
Non-cash flows foreign exchange movements	1,157		4,205
Non- cash flows translation Effect	(145)		(9,133)
Carrying value at December , 2017	81,805		83,360	88,909
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value at December 31, 2016	2,057		1,573
Cash flow payments	(5,188)		(1,013)
Cash flow Proceeds	4,138		489
Non- cash flows translation Effect	375		1,008
Carrying value at December , 2017	1,382		2,057	1,573
Short-term borrowings [member] | Short term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value at December 31, 2016	2,057		1,573
Cash flow payments	(5,188)		(1,013)
Cash flow Proceeds	4,138		489
Non- cash flows translation Effect	375		1,008
Carrying value at December , 2017	1,382		2,057	1,573
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value at December 31, 2016	81,303		87,336
Cash flow payments	(10,769)		(12,096)
Cash flow Proceeds	11,288		11,999
Non-cash flows liability offset	(2,036)
Non-cash flows foreign exchange movements	1,157		4,205
Non- cash flows translation Effect	(520)		(10,141)
Carrying value at December , 2017	80,423		81,303	87,336
Long-term borrowings [member] | Long term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value at December 31, 2016	6,563		8,594
Cash flow payments	(1,702)		(2,264)
Cash flow Proceeds	11,278		1,999
Non-cash flows foreign exchange movements			190
Non- cash flows translation Effect	433		(1,956)
Carrying value at December , 2017	16,572		6,563	8,594
Long-term borrowings [member] | Long term notes payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value at December 31, 2016	74,740		78,742
Cash flow payments	(9,067)		(9,832)
Cash flow Proceeds			10,000
Non-cash flows liability offset	(2,036)
Non-cash flows foreign exchange movements	1,157		4,015
Non- cash flows translation Effect	(953)		(8,185)
Carrying value at December , 2017	63,841		74,740	78,742
Long-term borrowings [member] | Long- term lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flow Proceeds	10
Carrying value at December , 2017	10
Current portion of long term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value at December 31, 2016	10,114		1,479
Non- cash flows translation Effect	108
Carrying value at December , 2017	$ 10,222		$ 10,114	$ 1,479